Short-term investments (Tables)	6 Months Ended
Jun. 30, 2024
Short-term investments
Schedule of short term investments

	As of December 31,	As of June 30,
	2023	2024	2024
	RMB	RMB	US$
Investment in fund	68,378	64,014	8,809